Loss per share - Summary of Computation of Loss Per Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Loss for the year attributable to equity holders of the Parent Company	$ (141,416,132)	$ (29,725,202)	$ (35,259,401)	$ (35,259,401)
Weighted average number of ordinary shares outstanding during the year	56,484	55,300	43,591
Loss per share – basic	$ (2,504)	$ (538)	$ (809)
Loss per share – diluted	$ (2,504)	$ (538)	$ (809)